United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2012

Date of Reporting Period: Six months ended 02/29/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
February 29, 2012

Share Class	Ticker
Institutional	FGCIX
Service*	FGCSX

*formerly, Institutional Service Shares

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At February 29, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	38.0%
U.S. Treasury Securities	24.4%
Collateralized Mortgage Obligations	13.8%
Government Agencies	5.7%
Asset-Backed Securities	4.4%
Adjustable Rate Mortgage	0.1%
Derivative Contracts[3]	(0.1)%
Cash Equivalents[4]	25.8%
Other Assets and Liabilities — Net[5]	(12.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount or Shares		Value
	Corporate Bonds – 38.0%
	Basic Industry - Chemicals – 1.8%
$325,000	Dow Chemical Co., Note, 8.55%, 5/15/2019	433,752
8,000	Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	8,316
250,000	Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	275,723
250,000	FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	262,584
20,000	Praxair, Inc., 4.625%, 3/30/2015	22,139
50,000	RPM International, Inc., 6.50%, 2/15/2018	56,192
100,000	RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	111,567
35,000	Rohm & Haas Co., 6.00%, 9/15/2017	40,566
	TOTAL	1,210,839
	Basic Industry - Metals & Mining – 1.5%
35,000	Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	36,636
250,000	Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	288,622
120,000	Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	155,700
50,000	ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	50,389
300,000	ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	296,303
50,000	BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	63,086
50,000	Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	62,730
50,000	Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,184
	TOTAL	1,004,650
	Basic Industry - Paper – 0.6%
125,000	International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	160,951
200,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	229,710
	TOTAL	390,661
	Capital Goods - Aerospace & Defense – 1.0%
250,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	277,942
250,000	Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	280,625
100,000	Goodrich Corp., Sr. Unsecd. Note, 3.60%, 2/1/2021	106,733
25,000	Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,918
	TOTAL	691,218
	Capital Goods - Building Materials – 0.6%
125,000	Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	134,062
200,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	233,695
	TOTAL	367,757
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Capital Goods - Construction Machinery – 0.0%
$25,000		Caterpillar, Inc., 7.00%, 12/15/2013	27,625
		Capital Goods-Diversified Manufacturing – 0.7%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	17,759
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,714
50,000		Harsco Corp., 5.75%, 5/15/2018	57,516
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	253,369
10,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	10,425
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	61,707
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	30,600
		TOTAL	443,090
		Capital Goods - Environmental – 0.2%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	57,989
50,000		Waste Management, Inc., 7.375%, 3/11/2019	63,220
		TOTAL	121,209
		Communications - Media & Cable – 0.8%
100,000		Comcast Corp., Company Guarantee, 5.15%, 3/1/2020	117,336
100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	117,831
45,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	54,391
50,000		Cox Communications, Inc., 7.125%, 10/1/2012	51,902
150,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	185,885
		TOTAL	527,345
		Communications - Media Noncable – 0.1%
100,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	99,622
		Communications - Telecom Wireless – 0.3%
75,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	83,539
50,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	51,803
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	47,659
		TOTAL	183,001
		Communications - Telecom Wirelines – 1.4%
310,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	326,058
20,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	22,692
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	120,012
100,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	100,880
200,000		Telefonica Emisiones Sau, Sr. Unsecd. Note, 3.729%, 4/27/2015	201,289
29,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	30,023
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	153,226
		TOTAL	954,180
		Consumer Cyclical - Automotive – 0.5%
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	256,583
100,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	105,919
		TOTAL	362,502
		Consumer Cyclical - Entertainment – 1.0%
100,000		Time Warner, Inc., Company Guarantee, 4.75%, 3/29/2021	112,648
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	155,199
200,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	206,548
55,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	59,332
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	109,928
		TOTAL	643,655
		Consumer Cyclical - Lodging – 0.4%
150,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	160,310
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	74,949
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	56,975
		TOTAL	292,234
		Consumer Cyclical - Retailers – 1.0%
260,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	277,215
250,000		Home Depot, Inc., 5.40%, 3/1/2016	290,904
25,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	32,316
60,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	62,325
		TOTAL	662,760
		Consumer Non-Cyclical - Food/Beverage – 2.0%
40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	47,481
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	311,355
20,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	20,708
360,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	434,704
25,000		PepsiCo, Inc., 4.65%, 2/15/2013	26,029
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	154,469
110,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	113,833
200,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	204,875
10,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.80%, 9/1/2016	10,297
		TOTAL	1,323,751
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	Consumer Non-Cyclical - Health Care – 1.4%
$375,000	Boston Scientific Corp., 4.50%, 1/15/2015	402,919
300,000	CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	353,350
35,000	Covidien International Finance SA, 5.45%, 10/15/2012	35,921
100,000	Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	115,938
	TOTAL	908,128
	Consumer Non-Cyclical - Pharmaceuticals – 0.5%
175,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	185,610
150,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	161,158
	TOTAL	346,768
	Consumer Non-Cyclical - Products – 0.2%
100,000	Whirlpool Corp., Note, 8.00%, 5/1/2012	101,133
	Consumer Non-Cyclical - Supermarkets – 0.7%
25,000	Kroger Co., 5.00%, 4/15/2013	26,173
150,000	Kroger Co., 7.50%, 1/15/2014	168,181
100,000	Kroger Co., Company Guarantee, 6.15%, 1/15/2020	123,492
100,000	Kroger Co., Note, 6.80%, 12/15/2018	124,387
	TOTAL	442,233
	Consumer Non-Cyclical - Tobacco – 0.2%
45,000	Altria Group, Inc., 9.25%, 8/6/2019	61,498
50,000	Philip Morris International, Inc., 5.65%, 5/16/2018	60,203
	TOTAL	121,701
	Energy - Independent – 0.5%
70,000	Devon Energy Corp., 6.30%, 1/15/2019	87,021
150,000	Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	160,783
100,000	Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	113,859
	TOTAL	361,663
	Energy - Integrated – 1.1%
150,000	BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	160,725
100,000	BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	115,920
250,000	Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	260,250
100,000	Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	117,061
100,000	Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	102,294
	TOTAL	756,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Energy - Oil Field Services – 0.9%
$275,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	298,020
250,000		Weatherford International Ltd., 6.00%, 3/15/2018	287,871
		TOTAL	585,891
		Energy - Refining – 0.6%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	113,446
200,000		Valero Energy Corp., 9.375%, 3/15/2019	266,067
		TOTAL	379,513
		Financial Institution - Banking – 6.2%
25,000		American Express Co., 4.875%, 7/15/2013	26,284
100,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	104,183
125,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	164,363
90,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	95,479
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	51,192
25,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	26,311
50,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	54,540
250,000		Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	286,259
60,000		Capital One Capital IV, 6.745%, 2/17/2037	60,975
25,000		Capital One Capital V, 10.25%, 8/15/2039	26,188
325,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	362,278
150,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	159,221
150,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	163,632
100,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	105,837
50,000		Citigroup, Inc., Sr. Unsecd. Note, 5.875%, 1/30/2042	54,200
100,000		City National Corp., Note, 5.25%, 9/15/2020	100,373
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	250,175
125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	130,911
200,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	213,534
100,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	117,779
5,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series MTN, 6.05%, 8/15/2012	5,099
270,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	280,227
50,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	55,767
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	289,524
295,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	305,709
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	387,858
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$250,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	269,467
		TOTAL	4,147,365
		Financial Institution - Brokerage – 0.8%
75,000		BlackRock, Inc., 6.25%, 9/15/2017	89,141
15,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.95%, 6/1/2014	16,324
20,000		Eaton Vance Corp., 6.50%, 10/2/2017	22,995
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	10,869
170,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	184,450
150,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	176,649
		TOTAL	500,428
		Financial Institution - Finance Noncaptive – 1.2%
290,000		General Electric Capital Corp., 5.625%, 5/1/2018	336,611
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	104,311
50,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.35%, 10/17/2016	53,278
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	254,844
		TOTAL	749,044
		Financial Institution - Insurance - Health – 0.1%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	91,770
		Financial Institution - Insurance - Life – 1.1%
150,000		American International Group, Inc., Sr. Unsecd. Note, 3.65%, 1/15/2014	152,640
150,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	167,132
100,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	127,789
40,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	58,445
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	183,136
50,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	52,200
		TOTAL	741,342
		Financial Institution - Insurance - P&C – 0.8%
25,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	28,331
100,000		Berkshire Hathaway, Inc., Floating Rate Note — Sr. Note, Series FRN, 1.2026%, 8/15/2014	101,258
100,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	116,269
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	60,488
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	32,659
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$75,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	78,178
60,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	75,114
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	28,425
		TOTAL	520,722
		Financial Institution - REITs – 1.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	254,126
20,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	21,069
115,000		Liberty Property LP, 6.625%, 10/1/2017	132,058
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	104,560
50,000		Simon Property Group LP, 6.75%, 5/15/2014	55,115
150,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	157,368
		TOTAL	724,296
		Sovereign – 0.3%
150,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	187,250
		Technology – 2.2%
300,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	312,442
120,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	131,221
200,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	203,475
115,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	147,990
250,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	296,322
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	28,425
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	52,909
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 5.50%, 3/1/2018	57,916
200,000		Xerox Corp., Sr. Unsecd. Note, 5.50%, 5/15/2012	201,781
		TOTAL	1,432,481
		Transportation - Railroads – 0.0%
25,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	27,585
		Transportation - Services – 0.3%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	46,544
150,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	156,452
		TOTAL	202,996
		Utility - Electric – 2.5%
125,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	149,129
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series '06-C, 5.50%, 9/15/2016	23,496
20,000	[1,2]	Electricite De France SA, Series 144A, 5.50%, 1/26/2014	21,477
250,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	253,192
390,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	447,851
30,123	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	33,321
100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	103,503
110,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	130,220
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	11,890
100,000		Pacific Gas & Electric Co., Sr. Unsecd. Note, 8.25%, 10/15/2018	135,037
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	311,101
25,000		Union Electric Co., 6.00%, 4/1/2018	29,583
35,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	36,175
		TOTAL	1,685,975
		Utility - Natural Gas Distributor – 0.8%
10,000		Atmos Energy Corp., 5.125%, 1/15/2013	10,367
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	132,621
250,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	259,917
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	102,838
25,000		Southern California Gas Co., 1st Mtg. Bond, 5.50%, 3/15/2014	27,360
		TOTAL	533,103
		Utility - Natural Gas Pipelines – 0.6%
50,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	52,484
100,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	106,664
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	45,697
20,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	23,051
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	57,410
25,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.85%, 9/15/2012	25,673
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	60,000
		TOTAL	370,979
		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,256,982)	25,224,715
		Asset-Backed Securities – 4.4%
300,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 1.998%, 1/15/2015	302,928
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$250,000		Ally Master Owner Trust 2011-1 A1, Class A1, 1.119%, 1/15/2016	250,556
135,000		American Express Credit Account Master Trust, Class B, 0.519%, 3/16/2015	134,920
295,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.399%, 9/15/2014	296,403
300,000		Citibank Credit Card Issuance Trust, Class C3, 0.659%, 7/15/2014	299,886
300,000	[1,2]	Citibank Omni Master Trust 2009-A8, Class A8, 2.349%, 5/16/2016	301,044
300,000		Ford Credit Floorplan Master Owner Trust 2011-1, Class A2, 0.849%, 2/15/2016	300,847
500,000		Ford Credit FloorPlan Master Owner, Class A, 0.719%, 1/15/2016	500,411
99,539		Nissan Auto Lease Trust 2011-A, Class A2B, 0.429%, 1/15/2014	100,114
300,000	[1,2]	Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.399%, 1/15/2015	302,313
128,955	[1,2]	SMART Series 2011-1US Trust, Class A2B, 1.001%, 4/14/2013	128,961
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,922,836)	2,918,383
		Collateralized Mortgage Obligations – 2.8%
		Commercial Mortgage – 1.4%
100,000	[1,2]	DBUBS Mortgage Trust 2011-LC2A, Class B, 4.998%, 7/10/2044	103,151
100,000	[1,2]	Morgan Stanley Capital I 2011-C1, Class B, 5.255%, 9/15/2047	100,289
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	202,307
40,000	[1,2]	WF-RBS Commercial Mortgage Trust 2011-C3, Class B, 5.637%, 11/15/2044	42,917
184,169	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	192,838
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	326,838
		TOTAL	968,340
		Government Agency – 1.4%
898,929		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 0.8485%, 12/15/2037	904,167
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,838,462)	1,872,507
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES – 5.7%
		Federal National Mortgage Association – 5.7%
$2,200,000		Federal National Mortgage Association, Note, 2.750%, 2/5/2014	2,301,304
1,500,000		Federal National Mortgage Association, 1.250%, 9/28/2016	1,516,621
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,776,121)	3,817,925
		U.S. Treasury – 24.4%
928,548		U.S. Treasury Inflation-Protected Note, Series A-2021, 1.125%, 1/15/2021	1,061,737
1,502,040		U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021	1,651,246
2,500,000		United States Treasury Note, 0.250%, 2/15/2015	2,487,695
2,200,000		United States Treasury Note, 0.875%, 12/31/2016	2,204,276
3,300,000		United States Treasury Note, 1.250%, 9/30/2015	3,380,824
1,500,000		United States Treasury Note, 1.375%, 11/30/2018	1,504,453
3,750,000	[3]	United States Treasury Note, 1.500%, 7/31/2016	3,871,764
		TOTAL U.S. TREASURY (IDENTIFIED COST $15,784,631)	16,161,995
		MUTUAL FUNDS – 34.6%[4]
718,462		Federated Mortgage Core Portfolio	7,328,312
15,619,554	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	15,619,554
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $22,920,994)	22,947,866
		TOTAL INVESTMENTS — 109.9% (IDENTIFIED COST $71,500,026)[6]	72,943,391
		OTHER ASSETS AND LIABILITIES - NET — (9.9)%[7]	(6,574,519)
		TOTAL NET ASSETS — 100%	$66,368,872

At February 29, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8] United States Treasury Notes, 5-Year Long Futures	5	$615,859	June 2012	$1,083
[8] United States Treasury Bond, 30 Year Short Futures	35	$4,957,969	June 2012	$(54,490)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(53,407)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $4,333,272, which represented 6.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2012, these liquid restricted securities amounted to $4,333,272, which represented 6.5% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$25,224,715	$ —	$25,224,715
Asset-Backed Securities	—	2,918,383	—	2,918,383
Collateralized Mortgage Obligations	—	1,872,507	—	1,872,507
Government Agencies	—	3,817,925	—	3,817,925
U. S. Treasury	—	16,161,995	—	16,161,995
Mutual Funds	22,947,866	—	—	22,947,866
TOTAL SECURITIES	$22,947,866	$49,995,525	$ —	$72,943,391
OTHER FINANCIAL INSTRUMENTS**	$(53,407)	$ —	$ —	$(53,407)
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

FRN	— Floating Rate Note
MTN	— Medium Term Note
REITs	— Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/29/2012	Year Ended August 31,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$10.51	$10.41	$9.97	$10.14	$9.83	$9.75
Income From Investment Operations:
Net investment income	0.11	0.28	0.41	0.36	0.47	0.46
Net realized and unrealized gain on investments and futures contracts	0.18	0.12	0.64	0.14	0.29	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.40	1.05	0.50	0.76	0.54
Less Distributions:
Distributions from net investment income	(0.11)	(0.27)	(0.42)	(0.38)	(0.45)	(0.46)
Distributions from net realized gain on investments and futures contracts	(0.06)	(0.03)	(0.19)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.30)	(0.61)	(0.67)	(0.45)	(0.46)
Net Asset Value, End of Period	$10.63	$10.51	$10.41	$9.97	$10.14	$9.83
Total Return[2]	2.78%	3.90%	10.90%	5.28%	7.85%	5.69%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.31%
Net investment income	2.17%[3]	2.58%	3.84%	3.62%	4.66%	4.73%
Expense waiver/reimbursement[4]	1.01%[3]	1.53%	5.08%	3.18%	2.26%	1.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,236	$32,703	$6,621	$8,502	$50	$4,926
Portfolio turnover	40%	103%	66%	205%	50%	51%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 2/29/2012	Year Ended August 31,
		2011	2010[1]	2009	2008	2007
Net Asset Value, Beginning of Period	$10.51	$10.41	$9.97	$10.14	$9.83	$9.75
Income From Investment Operations:
Net investment income	0.10	0.25	0.38	0.36	0.43	0.44
Net realized and unrealized gain on investments and futures contracts	0.18	0.13	0.65	0.12	0.31	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.28	0.38	1.03	0.48	0.74	0.52
Less Distributions:
Distributions from net investment income	(0.10)	(0.25)	(0.40)	(0.36)	(0.43)	(0.44)
Distributions from net realized gain on investments and futures contracts	(0.06)	(0.03)	(0.19)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.28)	(0.59)	(0.65)	(0.43)	(0.44)
Net Asset Value, End of Period	$10.63	$10.51	$10.41	$9.97	$10.14	$9.83
Total Return[2]	2.65%	3.64%	10.63%	5.03%	7.58%	5.43%
Ratios to Average Net Assets:
Net expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	1.92%[3]	2.35%	3.72%	3.82%	4.24%	4.48%
Expense waiver/reimbursement[4]	1.01%[3]	1.68%	5.40%	4.08%	2.26%	1.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,133	$4,934	$1,613	$1,522	$9,116	$18,887
Portfolio turnover	40%	103%	66%	205%	50%	51%
1	Beginning with the year ended August 31, 2010, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

February 29, 2012 (unaudited)

Assets:
Short-term investments in securities from an affiliated holding, at value	$15,619,554
Long-term investments in securities, at value including $7,328,312 of investments in an affiliated holding (Note 5)	57,323,837
Total investments in securities, at value (identified cost $71,500,026)		$72,943,391
Income receivable		359,574
Receivable for shares sold		77,691
Receivable for daily variation margin		24,063
TOTAL ASSETS		73,404,719
Liabilities:
Payable to adviser (Note 5)	1,575
Payable for investments purchased	6,951,442
Payable for shares redeemed	9,962
Income distribution payable	35,165
Payable for Directors'/Trustees' fees	398
Payable for shareholder services fee (Note 5)	1,031
Accrued expenses	36,274
TOTAL LIABILITIES		7,035,847
Net assets for 6,243,724 shares outstanding		$66,368,872
Net Assets Consist of:
Paid-in capital		$64,991,006
Net unrealized appreciation of investments and futures contracts		1,389,958
Accumulated net realized loss on investments and futures contracts		(12,636)
Undistributed net investment income		544
TOTAL NET ASSETS		$66,368,872
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$59,235,966 ÷ 5,572,666 shares outstanding, no par value, unlimited shares authorized		$10.63
Service Shares:
$7,132,906 ÷ 671,058 shares outstanding, no par value, unlimited shares authorized		$10.63
Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended February 29, 2012 (unaudited)

Investment Income:
Dividends received from affiliated holdings (Note 5)			$78,429
Interest (net of foreign taxes withheld of $23)			468,447
TOTAL INCOME			546,876
Expenses:
Investment adviser fee (Note 5)		$88,552
Administrative fee (Note 5)		94,482
Custodian fees		4,140
Transfer and dividend disbursing agent fees and expenses		17,703
Directors'/Trustees' fees		1,677
Auditing fees		14,171
Legal fees		2,594
Portfolio accounting fees		38,836
Shareholder services fee (Note 5)		5,936
Account administration fee (Note 2)		949
Share registration costs		16,632
Printing and postage		9,316
Insurance premiums		1,985
Miscellaneous		505
TOTAL EXPENSES		297,478
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(88,552)
Waiver of administrative fee	(17,183)
Reimbursement of other operating expenses	(117,359)
TOTAL WAIVERS AND REIMBURSEMENTS		(223,094)
Net expenses			74,384
Net investment income			472,492
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			347,949
Net realized gain on futures contracts			29,588
Net change in unrealized appreciation of investments			531,640
Net change in unrealized depreciation of futures contracts			(50,764)
Net realized and unrealized gain on investments and futures contracts			$858,413
Change in net assets resulting from operations			$1,330,905
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/29/2012	Year Ended 8/31/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$472,492	$725,739
Net realized gain (loss) on investments and futures contracts	377,537	(31,397)
Net change in unrealized appreciation/depreciation of investments and futures contracts	480,876	241,226
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,330,905	935,568
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(419,446)	(669,549)
Service Shares	(52,762)	(52,069)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(204,812)	(64,358)
Service Shares	(27,852)	(4,339)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(704,872)	(790,315)
Share Transactions:
Proceeds from sale of shares	40,036,765	45,406,251
Net asset value of shares issued to shareholders in payment of distributions declared	548,716	602,996
Cost of shares redeemed	(12,479,036)	(16,751,686)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	28,106,445	29,257,561
Change in net assets	28,732,478	29,402,814
Net Assets:
Beginning of period	37,636,394	8,233,580
End of period (including undistributed net investment income of $544 and $260, respectively)	$66,368,872	$37,636,394
Semi-Annual Shareholder Report

Notes to Financial Statements

February 29, 2012 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended February 29, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Service Shares	$949

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 29, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 29, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and manage duration to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments. The average notional amount of long and short futures contracts held by the Fund throughout the period was $439,805 and $3,299,933, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(53,407)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 29, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$29,588
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(50,764)

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/29/2012		Year Ended 8/31/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,515,988	$37,093,503	3,918,036	$40,999,399
Shares issued to shareholders in payment of distributions declared	46,045	484,454	55,901	580,318
Shares redeemed	(1,101,136)	(11,591,001)	(1,498,364)	(15,616,289)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,460,897	$25,986,956	2,475,573	$25,963,428
	Six Months Ended 2/29/2012		Year Ended 8/31/2011
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	279,759	$2,943,262	421,323	$4,406,852
Shares issued to shareholders in payment of distributions declared	6,107	64,262	2,182	22,678
Shares redeemed	(84,278)	(888,035)	(108,981)	(1,135,397)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	201,588	$2,119,489	314,524	$3,294,133
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,662,485	$28,106,445	2,790,097	$29,257,561

4. FEDERAL TAX INFORMATION

At February 29, 2012, the cost of investments for federal tax purposes was $71,500,026. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $1,443,365. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,500,472 and net unrealized depreciation from investments for those securities having an excess of cost over value of $57,107.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended February 29, 2012, the Adviser voluntarily waived $86,948 of its fee and voluntarily reimbursed $117,359 of other operating expenses.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 29, 2012, FAS waived $17,183 of its fee. The net fee paid to FAS was 0.349% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 29, 2012, the Fund's Service Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended February 29, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Service Shares	$5,936

For the six months ended February 29, 2012, FSSC did not receive any fees paid by the Fund.

Semi-Annual Shareholder Report

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% and 0.55% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended February 29, 2012, the Adviser reimbursed $1,604. Transactions involving the affiliated holdings during the six months ended February 29, 2012, were as follows:

	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 8/31/2011	250,893	2,716,855	2,967,748
Purchases/Additions	735,679	37,076,794	37,812,473
Sales/Reductions	268,110	24,174,095	24,442,205
Balance of Shares Held 2/29/2012	718,462	15,619,554	16,338,016
Value	$7,328,312	$15,619,554	$22,947,866
Dividend Income	$75,487	$2,942	$78,429

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 29, 2012, were as follows:

Purchases	$21,611,420
Sales	$4,833,571

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of February 29, 2012, there were no outstanding loans. During the six months ended February 29, 2012, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 29, 2012, there were no outstanding loans. During the six months ended February 29, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2011	Ending Account Value 2/29/2012	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,027.80	$1.51
Service Shares	$1,000	$1,026.50	$2.77
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.37	$1.51
Service Shares	$1,000	$1,022.13	$2.77
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.30%
Service Shares	0.55%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATed intermediate government/corporate fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Intermediate Government/Corporate Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420B607
CUSIP 31420B508

34586 (4/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date April 23, 2012